September 2, 2005

Michele M. Anderson

Legal Branch Chief

U.S. Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W.

Washington, DC 20549-0303

Daniel F. Zimmerman

Staff Attorney

U.S. Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W.

Washington, DC 20549-0303

Re:	RCN Corporation—Registration Statement on Form S-1 (File No. 333-126885)
Filed July 26, 2005

Dear Ms. Anderson and Mr. Zimmerman:

On behalf of RCN Corporation (“RCN”) and the co-registrants, this letter responds to the comments of the Staff of the Securities and Exchange Commission (the “Staff”) with respect to the above-referenced registration statement provided in the letter dated August 12, 2005 (the “Comment Letter”). The following responses to the Staff’s comments were provided by RCN and are keyed to the comments in the Comment Letter. For your convenience, we have set forth the text of your comments in italics above each of the responses. We filed today Amendment No. 1 to the above referenced registration statement. Two copies of this letter and the registration statement (as amended) are being delivered to you.

In addition to the changes in the registration statement that have been made in response to the Staff’s comments, additional changes have been made to update interim financial and other information of RCN for the interim period ended June 30, 2005 and to correct typographical errors.

Form S-1

1.    We note that you are registering for resale shares of common stock that selling securityholders “may be entitled to receive” upon distribution of common stock held in a claims reserve. Please revise your registration statement, including your Recent Sales of Unregistered Securities discussion, to clarify the nature of the claims reserve, including which selling securityholders may receive what amounts of shares, under what conditions they may receive the shares and what interests those securityholders had in the common stock in question both at the time you filed the registration statement and currently. Also advise us, in your response letter, why it was not premature to register for resale those shares of common stock prior to distributing those securities.

Response:

We have revised the disclosure in the registration statement (including “Risk Factors”; “Chapter 11 Reorganization”; “Selling Securityholders”; “Description of Common Stock”; “Shares Eligible for Future Sales”; and “Recent Sales of Unregistered Securities”) relating to the claims reserve to address your requests.

We believe it is not premature to register for resale the shares of RCN’s common stock that the affiliated stockholders may receive upon distribution from the claims reserve. As we have clarified in the amended registration statement, the shares held in the claims reserve have been issued by RCN and are currently being held by Mellon, as stock transfer agent, pending the allocation and final distribution of such shares to former holders of certain unsecured claims based upon the resolution of the remaining disputed claims under RCN’s Chapter 11 reorganization. The shares are reflected as issued on RCN’s balance sheet as of December 31, 2004 (as audited by RCN’s outside auditors), as well as in the records of RCN’s stock transfer agent. Further, the confirmation order relating to RCN’s Chapter 11 plan of reorganization (the “Plan”) states that the shares are to be considered issued regardless of when distributed. As general unsecured creditors of RCN prior to its Chapter 11 reorganization, the affiliated stockholders named in the registration statement are legally entitled to their pro rata portion of the shares in the reserve, subject to distributions of shares out of the reserve to pay settling claimants if the terms of their settlement require a payment in shares. To date, there have been two partial distributions from the reserve and there may be multiple additional distributions from the reserve to the affiliated stockholders from time to time over an indeterminable period.

We would also like to note that the shares in the claims reserve were issued pursuant to the exemption from registration under the Securities Act provided by Section 1145 of the Bankruptcy Code and that any resales of these shares are therefore generally exempt from registration under the Securities Act. We are registering reserve shares distributable to the affiliated stockholders due to their status as affiliates of RCN and to comply with our contractual obligations under the registration rights agreement RCN entered into with these holders on the effective date of its Chapter 11 reorganization.

Warrants

2.    Please revise your registration statement, including your Recent Sales of Unregistered Securities discussion, to clarify which warrants have been issued and when they were issued. In this regard we note that your disclosure on the cover page that you “agreed to issue” warrants and your disclosure on page 89 indicates that the warrants are outstanding. However, your disclosure at pages F-90 and II-2 to II-3 indicates that you expect to complete the distribution of the warrants by October 15, 2005, which suggests that they have not yet been issued. Also advise us why you are registering the common stock issuable upon exercise of the warrants. In this regard, we note that you issued the warrants in reliance on the exemption from registration pursuant to section 1145 of the Bankruptcy Code and that the warrants are immediately exercisable.

Response:

We have revised the disclosure in the registration statement (including “Chapter 11 Reorganization”; “Description of Warrants”; “Shares Eligible for Future Sales”; and “Recent Sales of Unregistered Securities”) to clarify matters relating to the Warrants (i.e. the number of warrants issued, period during which the Warrants were issued, the amount of Warrants authorized but unissued under the Plan; the deadline for issuing Warrants under the Plan (October 15, 2005); and the issuance of the Warrants being exempt from registration under Section 1145 of the Bankruptcy Code).

In accordance with our conversation with you on Friday, August 19, 2005, we have determined that the issuance of shares of RCN’s Common Stock upon exercise of the Warrants is exempt from registration under the Securities Act pursuant to Section 1145 of the Bankruptcy Code. Accordingly, the registration statement has been revised to remove the issuance of the shares upon exercise of the Warrants from the transactions being registered by the registration statement and to clarify that such issuance is exempt from registration under the Securities Act pursuant to Section 1145 of the Bankruptcy Code.

Outside Front Cover Page of Prospectus

3.    Please revise to clarify what you mean by “cover” in your statement that “[t]his Prospectus is being used to cover the issuance of shares of Common Stock upon exercise of the Warrants.”

Response:

As we are no longer registering the issuance of shares of Common Stock upon exercise of the Warrants (see our response to item 2 above), we have removed this sentence from the registration statement.

If you have any questions or comments relating to the foregoing, please contact Thomas C. Janson at (212) 530-5921 or Tracey L. Heaton at (212) 530-5120.

Very truly yours,

/s/ Thomas C. Janson

Thomas C. Janson

cc:	Stephen Bogiages, Esq.
RCN Corporation

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